Earnings (Loss) per share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings (Loss) per share	Earnings (Loss) per share
The computation of basic earnings (loss) per share (“EPS”) is based on the weighted average number of shares outstanding during the period. The assumed conversion of potentially dilutive instruments which are 620,000 share options outstanding as at December 31, 2023 does not have an impact on our weighted average number of share outstanding used in calculating diluted EPS. During the year ended December 31, 2022, diluted loss per share excludes the potential effect of conversion of the 620,000 share options outstanding as the share options were anti-dilutive.

The dilutive impact of the assumed conversion of potentially dilutive instruments which are 800,000 share options outstanding as at December 31, 2024 is shown as follows:

	Year ended	Year ended	Year ended
(in thousands of $ except share and per share data)	December 31, 2024	December 31, 2023	December 31, 2022
Basic earnings (loss) per share	$0.48	$0.04	$(0.06)
Diluted earnings (loss) per share	$0.48	$0.04	$(0.06)

Net income (loss)	21,044	1,514	(1,953)
Issued common shares at end of the period	43,900,000	43,900,000	32,152,857
Weighted average number of shares outstanding for the period, basic	43,900,000	38,644,250	32,152,857
Dilutive impact of share options	8,667	—	—
Weighted average number of shares outstanding for the period, diluted	43,908,667	38,644,250	32,152,857